Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
Interest-free loan to third parties	$531,715	$1,971,676
Deposits	349,870	268,632
Tax prepayment	257,964	355,827
Prepaid expenses	89,803	117,049
Advances to suppliers	1,314	-
Others	29,201	21,940
Total prepaid expenses and other current assets, net	$1,259,867	$2,735,124